UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.   20549

						FORM 13F

					FORM 13F COVER PAGE

Report for the Calander Year or Quarter Ended: December 31, 2011

Institutional Investment Manager Filing the Report:

Name:		Hellman Jordan Management Co.
Address: 	75 State St.
		24th Floor
		Boston, Ma 02109

13F File Number:	28-1309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tabbles, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Sue Lynch
Title: Vice President
Phone: 617-261-9800
Signature, Place, and Date of Signing:


Sue Lynch	Boston, Massachusetts 	December 31, 2011


Report Type  (check only one.)

[ x]   13F HOLDINGS REPORT. (Check here if all entries of this
reporting manager are reported in this report.)
[  ]   13 NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[  ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



				FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total: $294067 (x1000)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A S M LITHOGRAPHY HLDG         COM              N07059186     3658    87538 SH       SOLE                    87538
ACE LTD                        COM              H0023R105     3715    52980 SH       SOLE                    52980
ANADARKO PETROLEUM CORP        COM              032511107     3126    40959 SH       SOLE                    40959
APPLE COMPUTER INC             COM              037833100    52277   129079 SH       SOLE                   129079
BB & T Corp                    COM              054937107     6591   261879 SH       SOLE                   261879
C B S INC                      COM              124857202     7038   259328 SH       SOLE                   259328
C&J ENERGY SERVICES            COM              12467B304     3244   155000 SH       SOLE                   155000
CAPITAL ONE FINANCIAL          COM              14040H105     6585   155712 SH       SOLE                   155712
CELGENE                        COM              151020104     5330    78846 SH       SOLE                    78846
CHART INDUSTRIES INC           COM              16115Q308     4050    74909 SH       SOLE                    74909
CHICAGO BRIDGE & IRON CO.      COM              167250109     4153   109858 SH       SOLE                   109858
CHILDRENS PLACE RETAIL STORES  COM              168905107     4772    89837 SH       SOLE                    89837
DIREXION DAILY SEMICONDUCTOR B COM              25459W458     3666   141200 SH       SOLE                   141200
DISCOVERY COMMUNICATIONS INC   COM              25470F104     5690   138872 SH       SOLE                   138872
DISNEY CO                      COM              254687106     6267   167115 SH       SOLE                   167115
EBAY                           COM              278642103     7135   235251 SH       SOLE                   235251
EOG RESOURCES                  COM              26875P101     2980    30255 SH       SOLE                    30255
FIFTH THIRD BANCORP            COM              316773100     6328   497473 SH       SOLE                   497473
GOOGLE                         COM              38259P508    13784    21340 SH       SOLE                    21340
J P MORGAN                     COM              46625H100     6357   191179 SH       SOLE                   191179
JDS UNIPHASE                   COM              46612J507     3197   306202 SH       SOLE                   306202
KEYCORP                        COM              493267108     6358   826805 SH       SOLE                   826805
KLA-TENCOR                     COM              482480100     3423    70941 SH       SOLE                    70941
LAS VEGAS SANDS                COM              517834107     4631   108386 SH       SOLE                   108386
MACY'S                         COM              55616P104     4911   152600 SH       SOLE                   152600
MARRIOTT INTERNATIONAL         COM              571903202     7802   267463 SH       SOLE                   267463
METLIFE                        COM              59156R108     3542   113611 SH       SOLE                   113611
NOBEL AFFILIATES INC.          COM              655044105     3051    32327 SH       SOLE                    32327
NOBLE CORP                     COM              H5833N103     2048    67780 SH       SOLE                    67780
NORFOLK SOUTHERN CORP          COM              655844108     5250    72057 SH       SOLE                    72057
PETROLEO BRASILEIRO            COM              71654V408      209     8400 SH       SOLE                     8400
PNC FINANCIAL SERVICES GROUP I COM              693475105     6201   107517 SH       SOLE                   107517
PRICELINE.COM                  COM              741503403    22701    48537 SH       SOLE                    48537
PVH CORP                       COM              693656100     2920    41422 SH       SOLE                    41422
QUALCOMM INC                   COM              747525103    11478   209835 SH       SOLE                   209835
SANDISK CORP                   COM              80004C101     4165    84632 SH       SOLE                    84632
SKULLCANDY INC                 COM                             689    55000 SH       SOLE                    55000
STARWOOD HOTELS AND RESORTS    COM              85590A401     8018   167153 SH       SOLE                   167153
SUNTRUST BKS INC               COM              867914103     5545   313250 SH       SOLE                   313250
TIME WARNER INC                COM              887317303     3611    99918 SH       SOLE                    99918
URBAN OUTFITTERS               COM                             551    20000 SH       SOLE                    20000
VIACOM CLASS B                 COM              92553P201     3824    84201 SH       SOLE                    84201
VIVUS INC.                     COM              928551100     2437   250000 SH       SOLE                   250000
WYNDHAM WORLDWIDE              COM              98310W108     7810   206441 SH       SOLE                   206441
WYNN RESORTS LTD               COM              983134107     2524    22844 SH       SOLE                    22844
XL CAPITAL LTD                 COM              G98290102     4170   210912 SH       SOLE                   210912
AAPL JAN 405 CALLS             CALL                            896      800 SH  CALL SOLE                      800
AAPL JAN 415 CALLS             CALL                            342      500 SH  CALL SOLE                      500
BHI JAN 50 CALLS               CALL                            354     3000 SH  CALL SOLE                     3000
GOOG JAN 630 CALLS             CALL                           1505      500 SH  CALL SOLE                      500
GPOR JAN 25 CALLS              CALL                            920     2000 SH  CALL SOLE                     2000
HAL JAN 34 CALLS               CALL                            334     2000 SH  CALL SOLE                     2000
OAJ JAN 104.1 CALLS            CALL                           1099     1000 SH  CALL SOLE                     1000
TBT MAR 21 CALLS               CALL                            211     5020 SH  CALL SOLE                     5020
PCLN JAN 450 PUTS              PUT                             350      500 SH  PUT  SOLE                      500
SPX JAN 1210 PUTS              PUT                             245      250 SH  PUT  SOLE                      250